Contract liabilities and other advances (Tables)	9 Months Ended
Sep. 30, 2024
Contract liabilities [abstract]
Schedule of contract liabilities

	Within one year		More than one year
	September, 30	December 31,	September, 30	December 31,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	18,542	25,036	68,742	65,466
Total contract liabilities	18,542	25,036	68,742	65,466

Other advances
Grants	1,590	1,970	—	—
Total other advances	1,590	1,970	—	—

Total contract liabilities and other advances	20,132	27,006	68,742	65,466

Schedule of movement in contract liabilities and other advances
A reconciliation of the movement in contract liabilities and other advances for the nine months ended September 30, 2024 is as follows:

	January 01, 2024	Additions	Recognised in the income statement	Foreign exchange	September 30, 2024
	£’000	£’000	£’000	£’000	£’000
Grants	1,971	—	(379)	(2)	1,590
Revenue generating collaborations	90,501	11,422	(14,639)	—	87,284
Total contract liabilities and other advances	92,472	11,422	(15,018)	(2)	88,874
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Transferred to other creditors	Foreign exchange	December 31, 2023
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	959	2,141	(1,127)	—	(2)	1,971
Revenue generating collaborations	87,884	22,655	(20,038)	—	—	90,501
Joint operations	9,139	—	(2,033)	(7,106)	—	—
Total contract liabilities and other advances	97,982	24,796	(23,198)	(7,106)	(2)	92,472